Income Taxes - Summary of Income Tax Recognized in Profit or Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense/(benefit)
In respect of the current period		$ 462,713
Adjustments for prior periods		(54,711)	$ 14,439
Income tax expense recognized in profit or loss	$ 0	408,002	14,439
Loss before income tax	(16,971,289)	(46,657,534)	(42,171,158)
Income tax benefit calculated at the statutory rate	(2,885,119)	(7,931,781)	(7,169,097)
Nondeductible expenses in determining taxable income	84,196	4,115,850	112,263
Tax credits for research and development expenditures	(521,234)	(2,474,280)	(2,312,251)
Unrecognized loss carryforwards	3,022,607	5,980,036	9,261,996
Effect of different tax rates of group entities operating in other jurisdictions	$ 299,550	322,888	$ 107,089
Withholding tax		$ 450,000